Expense Example, No Redemption - Class C	Prospectus #1 Delaware Diversified Income Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Diversified Income Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Diversified Income Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Diversified Income Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware U.S. Growth Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware U.S. Growth Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware U.S. Growth Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware U.S. Growth Fund Expense Example, No Redemption, 10 Years
USD ($)	148	495	865	1,908	187	585	1,008	2,188